Fees Summary	Aug. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 730,000
Previously Paid Amount	0.00
Total Fee Amount	100.81
Total Offset Amount	0.00
Net Fee	100.81
Narrative - Max Aggregate Offering Price	$ 730,000
Final Prospectus	true